Long-term debt, current and non-current, textual (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Vessels	Dec. 31, 2019 USD ($) Vessels	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Number Of Vessels Collateral For Debt | Vessels	30	30
Debt Instrument, Payment Terms	The loan agreements are repayable in quarterly or semi-annual installments plus one balloon installment per loan agreement to be paid together with the last installment
Debt Instrument, Frequency of Periodic Payments	quarterly or semi-annual
Debt Instrument, Description of Variable Rate Basis	LIBOR plus margin
Long-term Debt, Weighted Average Interest Rate	3.02%	4.56%
Debt Instrument Collateral Amount	$ 629,349
Compensating Balance, Description	Under the secured term loans outstanding as of December 31, 2020, 30 vessels of the Company’s fleet are mortgaged with first preferred or priority ship mortgages, having an aggregate carrying value of $629,349.
Compensating Balance, Amount	$ 20,000	$ 21,000
Gain (Loss) on Repurchase of Debt Instrument	374	$ 0	$ 0
Officers And Directors [Member]
Debt Instrument [Line Items]
Proceeds from Issuance of Unsecured Debt	$ 16,200
Senior Unsecured Bond [Member]
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Sep. 27, 2018
Debt Instrument, Face Amount	$ 100,000
Debt Instrument, Payment Terms	payable semi-annually in arrears in March and September of each year.
Debt Instrument, Covenant Description	The bond includes financial and other covenants and is trading on the Oslo Stock Exchange under the ticker symbol “DIASH01”.
Debt Instrument, Interest Rate, Stated Percentage	9.50%
Debt Instrument, Prepayment Amount	$ 8,000
Debt Instrument, Call Feature	The Bond is callable in whole or in parts in three years at a price equal to 103% of nominal value; in four years at a price equal to 101.9% of the nominal value and in four and a half years at a price equal to 100% of nominal value.
Senior Unsecured Bond [Member] | Additional Issuance of Bond on one or more occasions [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 25,000
Senior Unsecured Bond [Member] | In three years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	103.00%
Senior Unsecured Bond [Member] | In four years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	101.90%
Senior Unsecured Bond [Member] | In four and a half years [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage	100.00%
Minimum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage	1.65%
Maximum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage	2.50%